UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10431

InvestEd Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS InvestEd Growth Portfolio (in thousands)	MARCH 31, 2017 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Limited-Term Bond Fund, Class N	1,263	$13,639
Waddell & Reed Advisors Core Investment Fund, Class Y	440	2,790
Waddell & Reed Advisors Dividend Opportunities Fund, Class Y	90	1,387
Waddell & Reed Advisors Global Growth Fund, Class Y	3,108	37,852
Waddell & Reed Advisors New Concepts Fund, Class Y	2,779	31,351
Waddell & Reed Advisors Small Cap Fund, Class Y	607	11,388
Waddell & Reed Advisors Value Fund, Class Y	90	1,377
Waddell & Reed Advisors Vanguard Fund, Class Y	4,081	43,421

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$143,205
(Cost: $142,979)

SHORT-TERM SECURITIES	Principal
Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.190%, 4-5-17 (A)	$486	486

TOTAL SHORT-TERM SECURITIES – 0.3%		$486
(Cost: $486)

TOTAL INVESTMENT SECURITIES – 100.1%		$143,691
(Cost: $143,465)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(194)

NET ASSETS – 100.0%		$143,497

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$143,205	$—	$—
Short-Term Securities	—	486	—
Total	$143,205	$486	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$143,465

Gross unrealized appreciation	4,307
Gross unrealized depreciation	(4,081)

Net unrealized appreciation	$226

SCHEDULE OF INVESTMENTS InvestEd Balanced Portfolio (in thousands)	MARCH 31, 2017 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Limited-Term Bond Fund, Class N	2,328	$25,147
Waddell & Reed Advisors Core Investment Fund, Class Y	5,681	36,014
Waddell & Reed Advisors Dividend Opportunities Fund, Class Y	111	1,705
Waddell & Reed Advisors Global Bond Fund, Class Y	6,830	25,406
Waddell & Reed Advisors Global Growth Fund, Class Y	2,791	33,992
Waddell & Reed Advisors New Concepts Fund, Class Y	932	10,509
Waddell & Reed Advisors Value Fund, Class Y	222	3,385
Waddell & Reed Advisors Vanguard Fund, Class Y	3,511	37,354

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$173,512
(Cost: $175,288)

SHORT-TERM SECURITIES	Principal
Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.190%, 4-5-17 (A)	$611	611

TOTAL SHORT-TERM SECURITIES – 0.4%		$611
(Cost: $611)

TOTAL INVESTMENT SECURITIES – 100.2%		$174,123
(Cost: $175,899)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(286)

NET ASSETS – 100.0%		$173,837

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$173,512	$—	$—
Short-Term Securities	—	611	—
Total	$173,512	$611	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$175,899

Gross unrealized appreciation	4,510
Gross unrealized depreciation	(6,286)

Net unrealized depreciation	$(1,776)

SCHEDULE OF INVESTMENTS InvestEd Conservative Portfolio (in thousands)	MARCH 31, 2017 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Limited-Term Bond Fund, Class N	4,305	$46,495
Waddell & Reed Advisors Core Investment Fund, Class Y	6,559	41,584
Waddell & Reed Advisors Global Bond Fund, Class Y	6,313	23,483
Waddell & Reed Advisors Value Fund, Class Y	385	5,864

TOTAL AFFILIATED MUTUAL FUNDS – 99.6%		$117,426
(Cost: $124,200)

SHORT-TERM SECURITIES	Principal
Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.190%, 4-5-17 (A)	$533	533

TOTAL SHORT-TERM SECURITIES – 0.5%		$533
(Cost: $533)

TOTAL INVESTMENT SECURITIES – 100.1%		$117,959
(Cost: $124,733)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(152)

NET ASSETS – 100.0%		$117,807

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$117,426	$—	$—
Short-Term Securities	—	533	—
Total	$117,426	$533	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$124,733

Gross unrealized appreciation	—
Gross unrealized depreciation	(6,774)

Net unrealized depreciation	$(6,774)

ITEM  2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

InvestEd Portfolios
(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: May 30, 2017

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 30, 2017